Note 26 - Related Parties (Details Textual) $ in Thousands, Ksh in Billions			12 Months Ended
	Aug. 19, 2020	Mar. 03, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 19, 2020 KES (Ksh)	May 19, 2020 USD ($)
Statement Line Items [Line Items]
Net gains (losses) on disposals of investments			$ 5,289
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	42.00%
Neofin Malelane (PTY) Ltd. [member] | OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Shares transferred, percentage owned		100.00%
Shares transferred, value		$ 100
Blue Ridge Micro Finance Bank [member] | OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Shares transferred, percentage owned		100.00%
Shares transferred, value		$ 5,000
Professional investment advisory services with Kunlun Group Limited [member]
Statement Line Items [Line Items]
Management fee, maximum percentage of net gain from investment activity			8.00%
Services received, related party transactions			$ 500
Management fee, percentage of net gain of investment activity during the period			4.00%
OStream Credit Limited [member]
Statement Line Items [Line Items]
Loans receivables, face amount						Ksh 0.2	$ 1,900
Loans receivables, interest rate, stated percentage						8.00%	8.00%
Interest income on loans and receivables			$ 62
Prepayments to 360 Mobile Security [member]
Statement Line Items [Line Items]
Receivables due from related parties			3,800	$ 15,500
Marketing and distribution-related services from Ying Liang Ltd [member]
Statement Line Items [Line Items]
Services received, related party transactions			$ 3,700